Regulation - ITC (Details) $ in Millions, $ in Millions				1 Months Ended				5 Months Ended	12 Months Ended			31 Months Ended
	Apr. 20, 2018	Apr. 19, 2018	Aug. 31, 2016	Nov. 30, 2019	Nov. 30, 2018	Sep. 30, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	May 31, 2016 complaint complaint_period	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)
Public Utilities, General Disclosures [Line Items]
Regulatory liability													$ 3,358		$ 3,626
Net earnings										$ 1,852	$ 1,286
Net earnings, common equity shareholders										$ (1,655)	$ (1,100)
ROE complaints liability
Public Utilities, General Disclosures [Line Items]
Regulatory liability													91		206
ITC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula, annual true-up (period)									2 years	2 years
ITC | ROE refund liability, initial and second refund periods
Public Utilities, General Disclosures [Line Items]
Number of complaint periods | complaint_period												2
Complaint period												15 months
ITC | ROE refund liability, initial complaint
Public Utilities, General Disclosures [Line Items]
Refunds, including interest																$ 118	$ 158
ITC | ROE refund liability, second refund period
Public Utilities, General Disclosures [Line Items]
Estimated potential refund														$ 151	206
ITC | FERC
Public Utilities, General Disclosures [Line Items]
Approved cost-based formula (years)									1 year	1 year
Approved cost-based formula, annual true-up (period)									2 years	2 years
ROE (percent)			12.38%			10.32%		12.38%
Capital structure of common equity (percent)									60.00%	60.00%	60.00%
Independence incentive adders included in transmission rates	0.25%	0.50%			0.25%
Adder reduction percent	0.25%
Recommended ROE (percent)							9.70%
ITC | FERC | ROE refund liability, initial and second refund periods
Public Utilities, General Disclosures [Line Items]
Complaints (number) | complaint												2
ITC | FERC | Minimum
Public Utilities, General Disclosures [Line Items]
ROE (percent)									9.88%	9.88%	9.88%
Independence incentive adders included in transmission rates		0.50%
ITC | FERC | Maximum
Public Utilities, General Disclosures [Line Items]
ROE (percent)						11.35%			12.24%	12.24%	12.24%
Independence incentive adders included in transmission rates		1.00%
Recommended ROE (percent)							10.68%
Second Complaint | ITC | FERC
Public Utilities, General Disclosures [Line Items]
ROE (percent)				12.38%
November 2019 Order | ITC
Public Utilities, General Disclosures [Line Items]
Net earnings										$ 79
November 2019 Order | ITC | ROE complaints liability
Public Utilities, General Disclosures [Line Items]
Regulatory liability									$ 70				$ 91	$ 151	$ 206
Regulatory liability reversed									$ 151	206
November 2019 Order | ITC | FERC
Public Utilities, General Disclosures [Line Items]
ROE (percent)				9.88%
November 2019 Order | ITC | FERC | Maximum
Public Utilities, General Disclosures [Line Items]
ROE (percent)				12.24%
November 2019 Order | Fortis Inc.
Public Utilities, General Disclosures [Line Items]
Net earnings, common equity shareholders										(63)
November 2019 Order, prior period impact | Fortis Inc.
Public Utilities, General Disclosures [Line Items]
Net earnings, common equity shareholders										(83)
November 2019 Order, current year impact | Fortis Inc.
Public Utilities, General Disclosures [Line Items]
Net earnings, common equity shareholders										$ 20